Note 8 - Financial Instruments - Change in Fair Value of Derivative Instruments (Details) - CAD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		$ 65,463	$ (62,428)	$ (176,536)	$ (130,869)
Physical forward contracts and options [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other	[1]	95,536	2,612	(129,438)	(127,584)
Financial swap contracts and options [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other	[2]	(27,679)	(30,758)	(43,314)	38,046
Foreign exchange forward contracts [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		1,926	(1,437)	1,698	867
Share swap [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other	[3]	(7,862)	(2,298)	(7,026)	(5,561)
Unrealized foreign exchange on 6.5% convertible bond and 8.75% loan [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		(3,340)	3,784	2,475	(213)
European-focused senior convertible unsecured 6.5% convertible bonds, conversion feature [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other			14	1	246
Weather derivative [Member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other	[3]	(7,916)	(30,181)	(10,938)	(30,181)
Other derivative options [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		$ 14,798	$ (4,164)	$ 10,004	$ (6,489)

[1]	Physical forward contracts and options consist of: Electricity contracts with a total remaining volume of 36,492,959 MWh, a weighted average price of $48.14/MWh and expiry dates up to March 31, 2029. Natural gas contracts with a total remaining volume of 102,602,953 GJs, a weighted average price of $2.66/GJ and expiry dates up to October 31, 2025. Renewable energy certificates ("RECs") and emission-reduction credit contracts with a total remaining volume of 3,614,716 MWh and 55,000 tonnes, respectively, a weighted average price of $37.79/REC and $3.40/tonne, respectively, and expiry dates up to December 31, 2028 and December 31, 2021. Electricity generation capacity contracts with a total remaining volume of 3,787 MWCap, a weighted average price of $4,766.12/MWCap and expiry dates up to May 31, 2023. Ancillary contracts with a total remaining volume of 624,964 MWh, a weighted average price of $22.72/MWh and expiry dates up to December 31, 2020.
[2]	Financial swap contracts and options consist of: Electricity contracts with a total remaining volume of 14,860,376 MWh, an average price of $41.38/MWh and expiry dates up to November 30, 2024. Natural gas contracts with a total remaining volume of 133,532,922 GJs, an average price of $3.34/GJ and expiry dates up to October 31, 2025. Electricity generation capacity contracts with a total remaining volume of 48 MWCap, a weighted average price of $462,953.59/MWCap and expiry dates up to October 31, 2020. Ancillary contracts with a total remaining volume of 990,825 MWh, a weighted average price of $21.23/MWh and expiry dates up to December 31, 2020.
[3]	Share swap agreement Just Energy has entered into a share swap agreement to manage the interim condensed consolidated statements of loss volatility associated with the Company's restricted share grants and deferred share grants Plans. The value, on inception, of the 2,500,000 shares under this share swap agreement was approximately $33,803. On August 22, 2018, Just Energy reduced the notional value of the share swap to $23,803 through a payment of $10,000 and renewed the share swap agreement for an additional year. Net monthly settlements received under the share swap agreement are recorded in other income. Just Energy records the fair value of the share swap agreement in the non-current derivative financial liabilities on the interim condensed consolidated statements of financial position. Changes in the fair value of the share swap agreement are recorded through the interim condensed consolidated statements of loss as a change in fair value of derivative instruments and other.